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Tridan Corp.

Schedule of Investments in Municipal Obligations

July 31, 2024 (Unaudited)

	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)
New York Municipal Bonds
Rensselaer Cnty, NY Limited Tax
5.00% due September 1, 2024	$100,000	$106,457	$106,457	$100,162	$(6,295)
Buffalo & Ft. Erie NY Pub bridge Auth
Toll Bridge Sys Rev
5.0% due January 1, 2025	410,000	413,479	413,479	413,026	(453)
Saratoga Springs NY Ref
Public Imports-Unlimited Tax
(Par Call February 15, 2023 @100)
5.0% due February 15, 2025	225,000	219,936	219,936	225,394	5,458
Onondaga County NY
Ref Unlimited Tax
(Par Call March 15, 2024 @100)
5.0% due March 15, 2025	285,000	283,516	283,516	285,522	2,006
Brookhaven NY REF Unlimited Tax
5.00% due March 15, 2025	500,000	509,342	509,342	506,740	(2,602)
State of NY Dormitory Auth
Personal Inc Tax Rev Ref Educ.
5.50 % due March 15, 2025	500,000	502,913	502,913	507,745	4,832
Erie Count Indvl Dev Agency
5.0% due May 1, 2025	750,000	781,177	781,177	761,993	(19,184)
Rhinebeck New York
Central School District Unlimited Tax
(Par Call June 15, 2023 @100)
4.0% due June 15, 2025	535,000	527,768	527,768	536,915	9,147
Build NYC Resource Corp.NY Rev
United Jewish Appeal
(Par Call July 1, 2024 @100)
5.0% due July 1, 2025	320,000	321,209	321,209	320,499	(710)
Syosset New York Central School
District Unlimited Tax
5.0% due December 15, 2025	300,000	296,990	296,990	300,483	3,493
State of NY Dormitory Authority
State Pers. Inc. Tax
5.5% due March 15, 2026	200,000	208,177	208,177	208,236	59
NYC NY TR Cultural Res-
Museum of Modern Art
4.0% due April 01, 2026	500,000	515,812	515,812	509,120	(6,692)
SNT Lawrence CNTY NY REF
Limited Tax
(Par Call May 15, 2025)
5.0% due May 15, 2026	105,000	107,128	107,128	106,593	(535)
NY ST Environmental FACS
5.00% due June 15, 2026	1,300,000	1,356,542	1,356,542	1,353,235	(3,307)
Mattituck-Cutchogue NY
Central School District Unlimited Tax
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2026	280,000	286,458	286,458	285,541	(917)
NY City NY Transitional Fin Auth
Bldg Aid Rev
5.00% due July 15, 2026	100,000	103,422	103,422	104,205	783
NY ST Dorm Auth Revenues Non St
Supported
5.00% due October 1, 2026	500,000	524,353	524,353	522,270	(2,083)
Util. Debt Securitization
(Par Call June 15, 2024 @100)
5.00% due December 15, 2026	500,000	503,443	503,443	503,790	347
Putnam County NY
Limited Tax
(Par Call January 15, 2026 @100)
5.0% due January 15, 2027	135,000	139,661	139,661	139,061	(600)
Gates Chili NY Central School
Unlimited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	200,000	204,358	204,358	203,596	(762)
Halfmoon NY Pub Imp
Limited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	280,000	285,623	285,623	285,012	(611)
Mattituck-Cutchogue NY
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2027	365,000	373,033	373,033	371,877	(1,156)
Met Transportation Auth NY Revenue
5.0% due November 15, 2027	1,250,000	1,352,176	1,352,176	1,320,713	(31,463)
Met Transportation Auth NY Revenue
5.0% due November 15, 2027	300,000	310,575	310,575	307,707	(2,868)
Tompkins County NY Public Impt Ser B
Limited Tax
(Par Call December 15, 2024 @100)
5.0% due December 15, 2027	500,000	504,555	504,555	503,825	(730)
Port Authority of NY and NJ
5.375 % due March 1, 2028	95,000	94,417	94,417	99,257	4,840
Western Nassau Cty Water Auth
(Par Call April 1, 2025 @100)
5.0% due April 1, 2028	100,000	101,238	101,238	101,198	(40)
Laurens NY Central School District
(Par Call June 15, 2025)
4.0% due June 15, 2028	305,000	308,339	308,339	307,388	(951)
Erie County NY Fiscal Stability
Sales Tax
(Par Call June 15, 2027 @100)
5.00% due June 15, 2029	1,000,000	1,071,660	1,071,660	1,054,560	(17,100)
NY NY Ref - Ser Unlimited Tax
5.0% due August 1, 2029	750,000	855,173	855,173	819,495	(35,678)
NY ST Dorm Auth Revenues Non St
5.0% due October 1, 2029	1,090,000	1,194,103	1,194,103	1,147,192	(46,911)
NY ST Dorm Auth Rev
5.0% due July 1, 2030	500,000	622,253	622,253	563,685	(58,568)
Harrison NY LTD Tax
5.0% due July 1, 2030	290,000	332,615	332,615	325,067	(7,548)
NY City Transitional Fin Auth Rev Future
(Par Call February 1, 2026 @100)
5.00 % due February 1, 2031	1,000,000	1,041,576	1,041,576	1,024,320	(17,256)
IL ST REF-SER B
5.0% due March 1, 2031	125,000	130,524	130,524	137,651	7,127
NY St Urban Dev Corp Rev Ref
Pers Income Tax
5.0% due March 15, 2031	750,000	795,890	795,890	781,095	(14,795)
NY ST Environmental Clean Water
5.0% Due June 15, 2031	400,000	490,341	490,341	440,128	(50,213)
N.Y.S. Dormitory Authority Revenues
Ref Cornell University
5.0% due July 1, 2031	1,000,000	1,274,623	1,274,623	1,146,490	(128,133)
Nassau County NY Interim
5.0% due November 15, 2031	500,000	639,992	639,992	573,455	(66,537)
Syracuse NY REF-SER B LTD Tax
4.0% due June 1, 2032	1,060,000	1,257,905	1,257,905	1,141,980	(115,925)
NYS Dormitory Authority Personal
Income Tax (Par Call August 15, 2026)
5.0% due February 15, 2033	500,000	533,298	533,298	516,470	(16,828)
NYS Dorm Auth Revs
(Par Call October 01, 2026)
5.0% due October 01, 2033	1,000,000	1,041,455	1,041,455	1,036,420	(5,035)
Triborough NY Brdg & Tunl Auth
Payroll Mobility
5.0% due November 15, 2033	500,000	607,291	607,291	578,830	(28,461)
Triboro NY Bridge & Tunnel
5.0% due November 15, 2035	1,015,000	1,075,235	1,075,235	1,061,974	(13,261)
NY NY Ser D Sbserv Unltd Tax
5.0% due December 1, 2033	290,000	324,852	324,852	309,981	(14,871)
Util Debt Securitization Auth NY
(Par Call June 15, 2026)
5.0% due December 15, 2033	100,000	107,396	107,396	103,168	(4,228)
NY ST Dorm Auth Revenues Non St
5.0% due July 1, 2034	600,000	678,317	678,317	627,912	(50,405)
Port WA NY UN Freesch Dist
5.0% due August 1, 2034	1,000,000	1,151,086	1,151,086	1,123,430	(27,656)
Long Island NY Power Auth Elec
5.0% due September 1, 2034	1,000,000	1,104,909	1,104,909	1,070,810	(34,099)
NYS Dorm Sales Tax
5.0% due March 15, 2035	1,250,000	1,341,202	1,341,202	1,322,788	(18,414)
Triborough NY Brdg & Tunl Auth
4.0% due May 15, 2035	500,000	585,355	585,355	524,300	(61,055)
N.Y.S. Environmental FACS
5.0% due June 15, 2035	500,000	621,360	621,360	548,595	(72,765)
NY ST Envrnmntl Facs Corp Rev
Green Bond-ST
5.0% due August 15, 2035	355,000	387,264	387,264	373,669	(13,595)
Liberty Dev Corp NY Rev Ref - Goldman
5.25% due October 1, 2035	515,000	592,690	592,690	598,126	5,436
Nassau Cnty NY Interim Fin Auth
Res-Sales tax
4.0% due November 15, 2035	625,000	660,425	660,425	665,838	5,413
Port Auth of NY & NJ Ref-Ser
5.0% due December 1, 2035	1,000,000	1,102,717	1,102,717	1,155,100	52,383
William Floyd NY Un Free Sch Dist
4.0% due June 15, 2038	420,000	428,637	428,637	429,689	1,052
Uniondale NY Un Free Sch Dist Unltd
4.0% due January 15, 2041	1,000,000	1,037,018	1,037,018	1,020,850	(16,168)

	$31,575,000	$34,329,259	$34,329,259	$ 33,414,171	$(915,088)